OPERATIONAL CONTEXT - (Details)	Dec. 31, 2025 entity jointventure subsidiary
OPERATIONAL CONTEXT
Number of SPEs in which the company holds direct and indirect interest | entity	65
Number of subsidiaries | subsidiary	27
Number of joint ventures | jointventure	38